CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of Comprehensive Income [Abstract]
NET INCOME	$ 161,520	$ 165,074	$ 75,025
OTHER COMPREHENSIVE INCOME:
Change in net unrealized gains (loss) of marketable securities, net of tax	(6,174)	(1,675)	232
TOTAL COMPREHENSIVE INCOME, net	155,346	163,399	75,257
Add: Comprehensive loss (income) attributable to non-controlling interests	0	(103)	5
TOTAL COMPREHENSIVE INCOME ATTRIBUTABLE TO INMODE LTD.	$ 155,346	$ 163,296	$ 75,262